Key Management Compensation	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Key Management Compensation
35. Key Management Compensation

The compensation for key management recognized in total comprehensive income (loss) in respect of employee services is summarized in the table below. Key management consists of our directors, President and Chief Executive Officer, and executive vice presidents.

(CAD$ in millions)	2025	2024
Salaries, bonuses, director fees and other short-term benefits	$16	$19
Post-employment benefits	3	2
Share option compensation expense	4	7
Compensation expense related to Units	20	18
	$43	$46